EQUITY	6 Months Ended
Jun. 30, 2019
Equity [abstract]
EQUITY
EQUITY
For the three and six month period ended June 30, 2019, the partnership distributed dividends to limited partner, general partner and redemption-exchange unitholders of $8 million and $16 million or approximately $0.0625 per partnership unit (June 30, 2018: $8 million and $16 million). For the three and six month period ended June 30, 2019, the partnership distributed to others who have interests in the operating subsidiaries $450 million and $783 million (June 30, 2018: $917 million and $1,658 million) primarily resulting from the distributions of proceeds on the sale of our Australian energy operation, distributions from the sale of our facilities management business and distributions from Westinghouse.
During the six month period ended June 30, 2019, the partnership repurchased and cancelled 89,027 limited partnership units for $3 million (June 30, 2018: $nil).

In June 2019, the partnership issued 13,837,000 limited partnership units at $39.40 per unit, for gross proceeds of approximately $545 million before equity issuances costs of $14 million. Concurrently, Holding LP issued 6,610,000 redemption-exchange units for net proceeds of approximately $250 million. The equity offering resulted in a decrease in Brookfield’s ownership in the partnership from 68% to 63.1%, before giving effect to the over-allotment option.
(a)Earnings per limited partner unit
Net income attributable to limited partnership unitholders for the three and six month period ended June 30, 2019 was $55 million and $87 million, respectively. The weighted average number of limited partnership units was 66 million for the three and six month period ended June 30, 2019 (June 30, 2018: 66 million).
(b)Incentive distribution to Special Limited Partnership Units
In its capacity as the holder of the special limited partnership units of Holding LP, Brookfield is entitled to incentive distribution rights which are based on a 20% increase in the unit price of the partnership over an initial threshold based on the volume-weighted average price of the units, subject to a high water mark. During the three months ended June 30, 2019, the volume weighted average price per unit was $38.64, which was below the previous incentive distribution threshold of $41.96 per unit, resulting in an incentive distribution of $nil and $nil for the three and six month period ended June 30, 2019 (June 30, 2018: $41 million and $184 million).
(c)General and Limited Partnership Units

UNITS	General Partner Units	Limited Partnership Units	Total
Balance as at January 1, 2019	4	66,185,798	66,185,802
Repurchased and canceled	—	(89,027)	(89,027)
Issued for cash	—	13,837,000	13,837,000
Balance as at June 30, 2019	4	79,933,771	79,933,775

(d)Redemption-Exchange Units held by Brookfield

UNITS	Redemption Exchange Units held by Brookfield
Balance as at January 1, 2019	63,095,497
Issued for cash	6,610,000
Balance as at June 30, 2019	69,705,497